Expenses by Nature (Details) - GBP (£)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020
Expenses by Nature
Employee benefit expense and other staff costs			£ 697,969	£ 2,654,423
Capitalised within intangible assets			(327,565)	(1,202,567)
Legal and professional			145,438	332,901
Foreign exchange			47,308	(7,725)
Property costs			45,785	124,315
Share option charge			8,945	95,331
Depreciation			242	3,753
Other expenses			79,160	173,282
Total	£ 3,982,325	£ 852,379	£ 697,282	£ 2,173,713